UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21357

Franklin Templeton Limited Duration Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: _3/31__

Date of reporting period:  9/30/10__

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON

LIMITED DURATION INCOME TRUST

SPECIALIZED EXPERTISE

TRUE DIVERSIFICATION

RELIABILITY YOU CAN TRUST

MUTUAL FUNDS |

Franklin Templeton Investments

Gain From Our Perspective®

Franklin Templeton’s distinct multi-manager structure combines the specialized expertise of three world-class investment management groups—Franklin, Templeton and Mutual Series.

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

Franklin. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

Templeton. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry’s oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

Mutual Series. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

Because our management groups work independently and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That’s why our funds can be used to build truly diversified allocation plans covering every major asset class.

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

Not part of the semiannual report

Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Your Fund’s Goals and Main Investments: Franklin Templeton Limited Duration Income Trust seeks to provide high, current income, with a secondary objective of capital appreciation to the extent it is possible and consistent with the Fund’s primary objective, through a portfolio consisting primarily of high yield corporate bonds, floating rate bank loans and mortgage- and other asset-backed securities.

Dear Shareholder:

We are pleased to bring you Franklin Templeton Limited Duration Income Trust’s semiannual report for the period ended September 30, 2010.

Performance Overview

For the six months under review, Franklin Templeton Limited Duration Income Trust delivered cumulative total returns of +5.38% based on net asset value and +3.31% based on market price. Net asset value increased from $13.48 per share on March 31, 2010, to $13.72 at period-end, and the market price fell from $13.40 to $13.35 over the same time. You can find the Fund’s performance data in the Performance Summary on page 7.

Economic and Market Overview

The U.S. economy expanded during the six-month reporting period, but the pace of growth slowed as consumer spending and the job market remained

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 14.

Semiannual Report | 1

Portfolio Breakdown
Based on Total Investments as of 9/30/10*

Floating Rate Loans
34.7%
High Yield Corporate Bonds
34.2%
Mortgage-Backed Securities
20.5%
Other Asset-Backed Securities**
6.4%
Foreign Government & Agency Securities
1.8%
Common Stock
0.1%
Short-Term Investments & Other Net Assets
2.3%

*Total investments include long-term and short-term investments and other net assets excluding preferred stock issued by the Fund and other financial leverage.
**Includes collateralized loan obligations.

sluggish through the third quarter of 2010. The nation's economic activity as measured by gross domestic product registered annualized growth rates of 1.7% and an estimated 2.0% in the second and third quarters of 2010. The unemployment rate was 9.6% in September.[1] Remaining challenges to sustained economic recovery include elevated debt concerns and a struggling housing sector as federal stimulus measures began to wind down.

As economic conditions improved, demand for energy products increased and crude oil prices rose from $84 per barrel at the end of March 2010 to a period-high $87 in early April. When a European debt crisis threatened the global recovery, oil prices fell to $66 in May. Despite an abundant oil supply, a falling U.S. dollar and speculative buying pushed prices to $80 by the end of the period. September's inflation rate was an annualized 1.1%.[1] Core inflation, which excludes food and energy costs, rose at an annualized rate of 0.8%.[1]

During the period under review, consumer confidence tumbled due to disappointing employment numbers, a plunge in home sales spurred by the expiration of a homebuyer tax credit and fears of a renewed economic slowdown. At period-end, the Federal Reserve Board (Fed) announced it would maintain the federal funds target rate at a range of 0% to 0.25% for an extended period. The Fed also announced that it was concerned about the slowing pace of recovery as well as inflation, which had dipped to a level below its mandate to promote maximum employment and price stability. The Fed revealed that it was prepared to correct these conditions, if necessary, by buying government debt.

Investor concerns about weak economic data and the potential spillover effects of the European debt crisis led to market volatility, which later subsided. Wary investors favored short-term Treasuries, and Treasury yields dipped to very low levels during the period. The two-year Treasury bill yield decreased from 1.02% to 0.42% over the six-month period, while the 10-year Treasury note yield fell from 3.84% to 2.53%.

Investment Strategy

We invest in a diversified mix of fixed income securities, primarily high yield corporate bonds, senior secured floating rate bank loans, and mortgage- and other asset-backed securities. Our top-down analysis of macroeconomic trends combined with a bottom-up fundamental analysis of market sectors, industries and issuers drives our investment process. We seek to maintain a limited duration, or interest rate sensitivity, to moderate the impact that fluctuating interest

1. Source: Bureau of Labor Statistics.

2 | Semiannual Report

rates might have on the Fund's fixed income portfolio. Within the corporate bond and bank loan sectors, we seek securities trading at reasonable valuations from issuers with characteristics such as strong market positions, stable cash flows, reasonable capital structures, supportive asset values, strong sponsorship and improving credit fundamentals. In the mortgage- and other asset-backed securities sector, we look to capture an attractive income stream and total return through our analysis of security prepayment assumptions, potential pricing inefficiencies and underlying collateral characteristics.

Dividend Distributions*
4/1/10–9/30/10

Month	Dividend per Common Share
April	7.6 cents
May	7.6 cents
June	7.6 cents
July	7.6 cents
August	8.3 cents
September	8.3 cents
Total	**47.0 cents**

*All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Manager's Discussion

The semiannual period under review experienced ongoing volatility, as financial markets assessed the latest global economic developments. The period began on a generally positive note, with stocks continuing to rally from their February lows as fourth quarter 2009 earnings reports and economic growth prospects were viewed favorably. In this environment, leveraged loans and high yield corporate bonds posted strong returns. The rally was cut short, however, as concerns about European sovereign debt problems roiled the markets in May, causing sell-offs in both credit-related asset classes and a much larger sell-off in the stock markets. The remainder of the period continued to be volatile as the markets alternated between the belief that government actions would support growth and prevent a "double-dip" recession, and fears that a combination of sovereign debt problems and a still-weak housing market would tip the economy back into contraction. Investors sought safety in gold and U.S. Treasuries, driving yields on the benchmark 10-year Treasury note down 131 basis points (100 basis points equal one percentage point) to 2.53% at period-end. Still, with short-term interest rates near zero and Treasury yields also at historically low levels, investors sought opportunities for additional yield, particularly among corporate credits. The combination of declining Treasury yields and investors seeking higher yields elsewhere ultimately helped generate positive returns for each of the Fund's primary asset classes. During the period under review, we decreased our exposure to high yield corporate bonds, increased our holdings of mortgage-backed securities and slightly raised exposure to leveraged loans.

High Yield Corporate Bonds

High yield bonds overcame the May sell-off to produce a robust six-month return of 6.18%, according to the Credit Suisse (CS) High Yield Index.[2]

2. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The CS High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high yield debt market.

Semiannual Report | 3

Although yield spreads actually widened by 51 basis points from March to September, the 131-basis-point decline in 10-year Treasury yields more than offset the spread move, which drove overall yields lower and bond prices higher. After the May period, demand for high yield corporate bonds was evidenced by consistent in-flows from investors seeking either additional yield or an alternative to stocks, or both. Because many high yield issuers refinanced massive amounts of debt over the past 18 months, the fundamental outlook improved. Many companies used this period of unusually low yields to redefine the terms of their bank debt and extend maturities. Accordingly, expectations for future defaults over the coming year were at low levels compared to the historical norm. At period-end, the yield spread on the CS High Yield Index was 6.4% over Treasuries, slightly above the historical average.2 While the Fund maintained a favorable view on the asset class at period-end, we did reduce exposure slightly, redeploying assets toward investments whose returns had trailed those of the high yield sector.

Floating Rate Bank Loans

The bank loan asset class returned 2.02% during the six-month period, as measured by the CS Leveraged Loan Index.3 Loans graded split-B (indicating the major credit rating agencies disagree by one major step) and lower performed better than higher credit quality loans, with the exception of distressed loans. During the period, the loan market continued to perform well, despite a brief pullback in May and June as a result of concerns over the European sovereign debt crisis. The loan market continued to be supported by strong liquidity that allowed loans to be refinanced primarily through the high yield bond market and, to a lesser extent, the equity markets.

As demand in the loan asset class increased through inflows and investors continued to receive cash from bond repayments, new-issue market activity accelerated toward the end of the period, with approximately $78 billion in institutional new-issue volume for the six-month period.4 Many of the new issues that came to market offered attractive opportunities with higher spreads over LIBOR, LIBOR floors and original issue discounts, making for a relative advantage compared to the legacy loans existing in the market. Although the new issues were initially intended for refinancings, their purpose subsequently broadened to include dividend recapitalizations and mergers and acquisitions, including sponsor-to-sponsor transactions.

3. Source: © 2010 Morningstar. The CS Leveraged Loan Index is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market.

4. Source: Standard & Poor’s (S&P) Leveraged Commentary & Data (LCD), “LoanStats Weekly Supplemental.” STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product.

4 | Semiannual Report

As a result of the increase in the new-issue market, the secondary loan market remained mostly unchanged during the period, with the average loan price at 94.5 cents on the dollar on September 30, 2010, and the average discounted spread to maturity (the interest rate over LIBOR, factoring the current trading price and the loan’s maturity) was 422 basis points above LIBOR.5 As the markets improved and issuers obtained covenant amendments, refinanced or extended maturities on their loans, the 12-month loan default rate, which began the period at 5.8% (by principal amount), declined to 3.5% by period-end.5

Mortgage- and Other Asset-Backed Securities

During the period, the overall mortgage-backed securities (MBS) market was volatile and underperformed similar duration Treasuries. However, given the decline in Treasury yields, MBS generated a decent nominal return of 3.52%, as measured by the Barclays Capital (BC) U.S. MBS Index.6 The Fed’s MBS purchase program, which had supported the agency MBS market, concluded at the end of March. The program’s expiration had a relatively muted impact on overall market performance.

The Fund’s coupon allocation to MBS remained relatively constant over the period. Home price depreciation, loss of home equity and tighter underwriting standards lessened the prospect for prepayment risk for higher coupon MBS. While our heaviest portfolio allocation stood in the 5.0% to 6.0% coupon range, we increased allocation to lower, 4.5% coupons, concentrating on specified pools. We also continued to invest in bonds from higher quality securitized sectors as we found bonds with strong credit fundamentals and attractive yields outside the MBS market, and in doing so maintained the Fund’s allocations to higher quality asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

5. Source: Standard & Poor’s. The S&P/LCD Flow Name Composite Index comprises the 15 most actively traded loan facilities, generally drawn from the S&P/LSTA (Loan Syndications and Trading Association) Leveraged Loan Index.

6. Source: © 2010 Morningstar. The BC U.S. MBS Index is the MBS component of the BC U.S. Aggregate Index and covers agency-backed pass-through securities (both fixed rate and hybrid adjustable-rate mortgages) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).

Semiannual Report | 5

Thank you for your continued participation in Franklin Templeton Limited Duration Income Trust. We look forward to serving your future investment needs.

Sincerely,

Christopher J. Molumphy, CFA

Richard S. Hsu, CFA

Eric G. Takaha, CFA

Roger A. Bayston, CFA

Glenn I. Voyles, CFA

Portfolio Management Team
Franklin Templeton Limited Duration Income Trust

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Performance Summary as of 9/30/10

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gains distributions, if any, or any realized gains on the sale of Fund shares.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Endnotes

Interest rate movements and mortgage prepayments will affect the Fund’s share price and yield. The risks associated with higher yielding, lower rated securities include higher risk of default and loss of principal.

1. Figures are for common shares. As of 9/30/10, the Fund had leverage in the amount of 33.01% of the Fund’s total assets. The Fund employs leverage through the issuance of Auction Preferred Shares and purchase of Mortgage Dollar Rolls. The use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage rises and falls with changes in short-term interest rates. Such increases/decreases in the cost of the Fund’s leverage may be offset by increased/decreased income from the Fund’s floating rate investments.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Six-month return has not been annualized.

3. Assumes reinvestment of distributions at net asset value.

4. Assumes reinvestment of distributions based on the dividend reinvestment plan.

5. Distribution rate is based on an annualization of the Fund’s 8.3 cent per share September dividend and the NYSE Amex closing price of $13.35 on 9/30/10.

Semiannual Report | 7

Annual Shareholders’ Meeting

September 23, 2010

At an Annual Meeting of Shareholders of Franklin Templeton Limited Duration Income Trust (Fund) held on September 23, 2010, shareholders approved the election of the following persons as Trustees of the Fund.

Note: Sam Ginn, Charles B. Johnson, Rupert H. Johnson, Jr., Frank W.T. LaHaye, Frank A. Olson and Larry D. Thompson are Trustees of the Fund who are currently serving and whose terms of office continued after the meeting.

8 | Semiannual Report

Important Notice to Shareholders

Options on Swap Agreements

Generally, the Fund may purchase options on credit default swaps and options on interest rate swaps, commonly known as swaptions. For example, the Fund may buy options on interest rate swaps to help hedge the Fund’s risk of potentially rising interest rates or options on credit default swaps to help hedge the Fund’s risk of a credit rating decline in one or more of the debt securities held by the Fund. An option generally is an over-the-counter option that gives the buyer of the option the right, but not the obligation, to enter into a previously negotiated swap agreement, or to extend, terminate, or otherwise modify the terms of an existing swap agreement, in exchange for the payment of a premium to the writer (seller) of the option. The writer (seller) of an option receives premium payments from the buyer and, in exchange, becomes obligated to enter into or modify an underlying swap agreement upon the exercise of the option by the buyer. A pay fixed option on an interest rate swap gives the buyer the right to establish a position in an interest rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term.

When the Fund purchases an option on a swap, it risks losing the amount of premium it has paid, should it elect not to exercise the option, plus any related transaction costs. Such options also involve other risks associated with both OTC options and swap agreements, such as counterparty risk (the risk that the counterparty defaults on its obligation), market risk, credit risk, and interest rate risk. With respect to the Fund’s purchase of options on interest rate swaps, depending on the movement of interest rates between the time of purchase and expiration of the swaption, the value of the underlying interest rate swap and therefore the value of the swaption will change. With respect to the Fund’s purchase of options on credit default swaps, depending on the movement of market spreads with respect to the particular referenced debt securities between the time of purchase and expiration of the option, the value of the underlying credit default swap and therefore the value of the option will change.

Semiannual Report | 9

Dividend Reinvestment Plan

The Fund’s Dividend Reinvestment Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions (Distributions) in shares of the Fund. BNY Mellon Investment Servicing (US) Inc. (Agent), P.O. Box 358035, Pittsburgh, PA 15252-8035, will act as your Agent in administering the Plan. The Agent will open an account for you under the Plan in the same name as your outstanding shares are registered. The complete Terms and Conditions of the Dividend Reinvestment Plan are contained in the Fund’s Dividend Reinvestment Plan Brochure. A copy of that Brochure may be obtained from the Fund at the address on the back cover of this report.

You are automatically enrolled in the Plan unless you elect to receive Distributions in cash. If you own shares in your own name, you should notify the Agent, in writing, if you wish to receive Distributions in cash.

If the Fund declares a Distribution, you, as a participant in the Plan, will automatically receive an equivalent amount of shares of the Fund purchased on your behalf by the Agent.

If on the payment date for a Distribution, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions, the Agent shall receive newly issued shares, including fractions, from the Fund for your account. The number of additional shares to be credited shall be determined by dividing the dollar amount of the Distribution by the greater of the net asset value per share on the payment date, or 95% of the then current market price per share.

If the net asset value per share exceeds the market price plus estimated brokerage commissions on the payment date for a Distribution, the Agent (or a broker-dealer selected by the Agent) shall try, for a purchase period of 30 days, to apply the amount of such Distribution on your shares (less your pro rata share of brokerage commissions incurred) to purchase shares on the open market. The weighted average price (including brokerage commissions) of all shares it purchases shall be your allocated price per share. If, before the Agent has completed its purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the shares as of the payment date, the purchase price the Agent paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if such Distribution had been paid in shares issued by the Fund. Participants should note that they will not be able to instruct the Agent to purchase shares at a specific time or at a specific price. The Agent may make open-market purchases on any securities exchange where shares are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine.

10 | Semiannual Report

The market price of shares on a particular date shall be the last sales price on NYSE Amex, or, if there is no sale on the exchange on that date, then the mean between the closing bid and asked quotations on the exchange on such date. The net asset value per share on a particular date shall be the amount most recently calculated by or on behalf of the Fund as required by law.

The Agent shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Agent’s negligence, bad faith, or willful misconduct or that of its employees. Your uninvested funds held by the Agent will not bear interest. The Agent shall have no responsibility for the value of shares acquired. For the purpose of cash investments, the Agent may commingle your funds with those of other participants in the same Fund.

There is no direct charge to participants for reinvesting Distributions, since the Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. If you elect by notice to the Agent to have it sell part or all of your shares and remit the proceeds, the Agent will deduct brokerage commissions from the proceeds.

The automatic reinvestment of Distributions does not relieve you of any taxes that may be payable on Distributions. In connection with the reinvestment of Distributions, shareholders generally will be treated as having received a Distribution equal to the cash Distribution that would have been paid.

The Agent will forward to you any proxy solicitation material and will vote any shares so held for you first in accordance with the instructions set forth on proxies you return to the Fund, and then with respect to any proxies you do not return to the Fund in the same portion as the Agent votes proxies the participants return to the Fund.

As long as you participate in the Plan, the Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you. Upon your written request, the Agent will deliver to you, without charge, a certificate or certificates for the full shares. The Agent will send you a confirmation of each acquisition made for your account as soon as practicable, but not later than 60 days after the acquisition date. Although

Semiannual Report | 11

from time to time you may have an undivided fractional interest in a share of the Fund, no certificates for a fractional share will be issued. Distributions on fractional shares will be credited to your account. If you terminate your account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of shares at the time of termination.

You may withdraw from the Plan at any time, without penalty, by notifying the Agent in writing at the address above or by telephone at (866) 340-2909. Such termination will be effective with respect to a Distribution if the Agent receives your notice prior to the Distribution record date. The Agent or the Fund may terminate the Plan upon notice to you in writing mailed at least 30 days prior to any record date for the payment of any Distribution. Upon any termination, the Agent will issue, without charge, stock certificates for all full shares you own and will convert any fractional shares you hold at the time of termination to cash at current market price and send you a check for the proceeds.

The Fund or the Agent may amend the Plan. You will receive written notice at least 30 days before the effective date of any amendment.

12 | Semiannual Report

Franklin Templeton Limited Duration Income Trust

Financial Highlights

	Six Months Ended September 30, 2010 (unaudited)	Year Ended March 31, 2010	2009	2008	2007	2006
Per common share operating performance (for a common share outstanding throughout the period)						
Net asset value, beginning of period	$13.48	$10.15	$12.85	$14.24	$14.14	$14.41
Income from investment operations:						
Net investment income[a]	0.49	0.93	0.93	1.28	1.32	1.18
Net realized and unrealized gains (losses)	0.25	3.40	(2.56)	(1.29)	0.16	(0.10)
Dividends to preferred shareholders from net investment income	(0.03)	(0.05)	(0.14)	(0.37)	(0.35)	(0.26)
Total from investment operations	0.71	4.28	(1.77)	(0.38)	1.13	0.82
Less distributions to common shareholders from net investment income	(0.47)	(0.95)	(0.93)	(1.01)	(1.03)	(1.09)
Net asset value, end of period	$13.72	$13.48	$10.15	$12.85	$14.24	$14.14
Market value, end of period[b]	$13.35	$13.40	$ 8.92	$10.94	$14.27	$12.87
Total return (based on market value per share)[c]	3.31%	63.14%	(9.97)%	(16.64)%	19.66%	0.60%
Ratios to average net assets applicable to common shares[d,e]						
Expenses before expense reduction	1.14%	1.15%	1.33%	1.28%	1.27%	1.26%
Expenses net of expense reduction	1.14%	1.15%[f]	1.33%[f]	1.28%[f]	1.26%	1.26%[f]
Net investment income	7.20%	7.47%	8.16%	9.38%	9.32%	8.24%
Supplemental data						
Net assets applicable to common shares, end of period (000's)	$367,253	$360,798	$271,679	$344,010	$380,813	$378,080
Portfolio turnover rate	127.22%	220.09%	203.31%	47.48%	52.17%	46.55%
Portfolio turnover rate excluding mortgage dollar rolls[g]	31.01%	66.07%	42.58%	47.48%	52.17%	46.55%
Asset coverage per preferred share	$75,736	$78,092	$72,571[h]	$70,264	$75,107	$74,747
Liquidation preference per preferred share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

[a]Based on average daily common shares outstanding.
[b]Based on the last sale on the NYSE Amex.
[c]Total return is not annualized for periods less than one year.
[d]Based on income and expenses applicable to both common and preferred shares.
[e]Ratios are annualized for periods less than one year.
[f]Benefit of expense reduction rounds to less than 0.01%.
[g]See Note 1(e) regarding mortgage dollar rolls.
[h]Prior amount of $115,173 has been corrected to include the impact of mortgage dollar rolls.

Franklin Templeton Limited Duration Income Trust

Statement of Investments, September 30, 2010 (unaudited)

	Country	Shares	Value
Common Stocks (Cost $1,240,007) 0.1%			
Media 0.1%			
[a] Dex One Corp.	United States	40,000	$ 491,200
		Principal Amount*	
Corporate Bonds 51.1%			
Automobiles & Components 1.6%			
Ford Motor Credit Co. LLC, senior note,			
7.50%, 8/01/12	United States	1,000,000	1,063,750
7.00%, 4/15/15	United States	1,000,000	1,070,032
6.625%, 8/15/17	United States	1,000,000	1,066,982
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	United States	1,700,000	1,797,750
[b] TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	United States	1,000,000	1,067,500
			6,066,014
Banks 0.7%			
CIT Group Inc., senior secured sub. bond, 7.00%, 5/01/15	United States	2,500,000	2,487,500
Capital Goods 2.5%			
[b] Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15	United States	1,400,000	1,522,500
Arvinmeritor Inc., senior note, 10.625%, 3/15/18	United States	1,000,000	1,110,000
Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15	United States	500,000	487,500
Manitowoc Co. Inc., senior note, 9.50%, 2/15/18	United States	1,500,000	1,575,000
[b] Pinafore LLC/Inc., senior secured note, 144A, 9.00%, 10/01/18	United States	300,000	316,500
RBS Global & Rexnord Corp., senior note, 8.50%, 5/01/18	United States	2,000,000	2,042,500
RSC Equipment Rental Inc./RSC Holdings III LLC, senior note,			
9.50%, 12/01/14	United States	2,000,000	2,082,500
			9,136,500
Commercial & Professional Services 0.5%			
[c] Diversey Holdings Inc., senior note, PIK, 10.50%, 5/15/20	United States	1,300,000	1,443,813
[b] Interactive Data Corp., senior note, 144A, 10.25%, 8/01/18	United States	400,000	430,000
			1,873,813
Consumer Durables & Apparel 1.1%			
Jarden Corp., senior sub. note, 7.50%, 5/01/17	United States	2,000,000	2,080,000
KB Home, senior note,			
6.375%, 8/15/11	United States	209,000	213,441
6.25%, 6/15/15	United States	1,000,000	960,000
[b] Libbey Glass Inc., senior secured note, 144A, 10.00%, 2/15/15	United States	800,000	864,000
			4,117,441
Consumer Services 5.3%			
[b] CKE Restaurants Inc., senior secured note, 144A, 11.375%,			
7/15/18	United States	1,700,000	1,751,000
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	3,000,000	3,300,000
[b] Marina District Finance Co. Inc., senior secured note, 144A, 9.50%,			
10/15/15	United States	1,000,000	975,000
MGM Resorts International, senior note, 6.75%, 4/01/13	United States	3,000,000	2,801,250

14 | Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Semiannual Report | 15

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

16 | Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Semiannual Report | 17

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

18 | Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Semiannual Report | 19

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

20 | Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Semiannual Report | 21

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

22 | Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Semiannual Report | 23

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

24 | Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Semiannual Report | 25

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Franklin Templeton Limited Duration Income Trust

Statement of Investments, September 30, 2010 (unaudited) *(continued)*

	Country	Principal Amount*	Value
Mortgage-Backed Securities (continued)			
Federal National Mortgage Association (FNMA) Fixed Rate (continued)			
FNMA 30 Year, 8.00%, 10/01/29	United States	180,520	$ 208,003
FNMA 30 Year, 8.50%, 8/01/26	United States	235,650	273,417
			52,422,323
Government National Mortgage Association (GNMA) Fixed Rate 2.3%			
[f]GNMA I SF 30 Year, 5.50%, 10/01/39	United States	5,910,000	6,354,172
GNMA I SF 30 Year, 6.50%, 6/15/31 - 12/15/33	United States	1,248,396	1,397,964
GNMA II SF 30 Year, 7.00%, 1/20/24 - 1/20/29	United States	161,146	182,572
GNMA II SF 30 Year, 8.00%, 1/20/28 - 2/20/32	United States	305,597	359,949
			8,294,657
Total Mortgage-Backed Securities (Cost $111,612,122)			112,408,575
Total Investments before Short Term Investments (Cost $521,019,665)			533,740,253
Short Term Investments 7.5%			
Foreign Government and Agency Securities (Cost $2,137,868) 0.6%			
[k]Egypt Treasury Bills, 10/05/10 - 8/09/11	Egypt	12,175,000 EGP	2,071,857
Total Investments before Money Market Funds (Cost $523,157,533)			535,812,110
		Shares	
Money Market Funds (Cost $25,430,087) 6.9%			
[a,l]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	25,430,087	25,430,087
Total Investments (Cost $548,587,620) 152.8%			561,242,197
Preferred Shares (24.5)%			(90,000,000)
Other Assets, less Liabilities (28.3)%			(103,989,388)
Net Assets Applicable to Common Shares 100.0%			$367,252,809

*The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]Non-income producing.

[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2010, the aggregate value of these securities was $ 80,213,037, representing 21.84% of net assets.

[c]Income may be received in additional securities and/or cash.

[d]See Note 9 regarding defaulted securities.

[e]Perpetual security with no stated maturity date.

[f]A portion or all of the security purchased on a when-issued, delayed delivery, or TBA basis. See note 1(c).

[g]The coupon rate shown represents the rate at period end.

[h]See Note 1(f) regarding senior floating rate interests.

[i]The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

[j]The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.

[k]The security is traded on a discount basis with no stated coupon rate.

[l]See Note 8 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

Semiannual Report | 27

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

At September 30, 2010, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

28 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

Franklin Templeton

Limited Duration Income Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a closed-end investment company.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

32 | Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued, Delayed Delivery, and TBA Basis

The Fund may purchase securities on a when-issued, delayed delivery, and to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less

Semiannual Report | 33

Franklin Templeton

Limited Duration Income Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Securities Purchased on a When-Issued, Delayed Delivery, and TBA Basis (continued)

than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invests in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, unfavorable movements in the value of a foreign currency relative to the U.S. dollar, and the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund enters into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

See Note 10 regarding other derivative information.

e. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

The Fund is investing in mortgage dollar rolls as an alternate form of leverage. As a result, the mortgage dollar rolls are considered indebtedness or a “senior security” for purposes of the asset coverage requirements under the 1940 Act.

34 | Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Senior Floating Rate Interests

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

g. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund recognizes in its financial statements the effects including penalties and interest, if any, of a tax position taken on tax return (or expected to be taken) when it’s more likely than not (a greater than 50% probability), based on the technical merits, that the tax position will be sustained upon examination by the tax authorities. As of September 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Semiannual Report | 35

Franklin Templeton

Limited Duration Income Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
i.	Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2010, there were an unlimited number of shares authorized (without par value). During the period ended September 30, 2010 and the year ended March 31, 2010, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.

3. AUCTION RATE PREFERRED SHARES

The Fund has outstanding 1,200 Preferred Shares Series M, 1,200 Preferred Shares Series W and 1,200 Preferred Shares Series F, each with a $25,000 liquidation preference totaling $90,000,000. Preferred Shares are senior to common shares and the Fund will not declare or pay any dividend on the common shares unless the Fund has declared or paid full cumulative dividends on the Preferred Shares through the most recent dividend date. Dividends to preferred shareholders are cumulative and are declared weekly, at rates established through an auction process. The weekly auctions for Series M, W and F have all failed during the period ended September 30, 2010; consequently, the dividend rate paid on the Preferred Shares has moved to the maximum rate as defined in the prospectus. During the period ended September 30, 2010, the dividends on Preferred Shares ranged from 1.484% to 1.581%.

The Fund is required to maintain, on a weekly basis, a specified discounted value of its portfolio in compliance with guidelines established by Fitch Ratings and Moody’s Investor Services Inc., and is required to maintain asset coverage for the Preferred Shares of at least 200%.

36 | Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Notes to Financial Statements (unaudited) (continued)

3. AUCTION RATE PREFERRED SHARES (continued)

The Preferred Shares are redeemable by the Fund at any time and are subject to mandatory redemption if the asset coverage or discounted value requirements are not met. During the period ended September 30, 2010, all requirements were met.

4. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager

The Fund pays an investment management fee and administrative fee to Advisers and FT Services of 0.50% and 0.20%, respectively, per year of the average daily managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the liquidation value of the Preferred Shares and other financial leverage.

5. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2010, there were no credits earned.

6. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2010, the capital loss carryforwards were as follows:

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At March 31, 2010, the Fund deferred realized capital losses of $2,883,891.

Semiannual Report | 37

Franklin Templeton

Limited Duration Income Trust

Notes to Financial Statements (unaudited) (continued)

6. INCOME TAXES (continued)

At September 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, mortgage dollar rolls, paydown losses, payments-in-kind, and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, mortgage dollar rolls, paydown losses, payments-in-kind, and bond discounts and premiums.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2010, aggregated $665,829,586 and $666,656,722, respectively.

8. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Fund’s investment in the Sweep Money Fund, management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

9. CREDIT RISK AND DEFAULTED SECURITIES

At September 30, 2010, the Fund had 66.82% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

38 | Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Notes to Financial Statements (unaudited) (continued)

9. CREDIT RISK AND DEFAULTED SECURITIES (continued)

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September 30, 2010, the aggregate value of these securities was $1,805,020, representing 0.32% of the Fund’s portfolio. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

10. OTHER DERIVATIVE INFORMATION

At September 30, 2010, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

For the period ended September 30, 2010, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Semiannual Report | 39

Franklin Templeton

Limited Duration Income Trust

Notes to Financial Statements (unaudited) (continued)

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s assets and liabilities carried at fair value:

40 | Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Notes to Financial Statements (unaudited) (continued)

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 41

Franklin Templeton

Limited Duration Income Trust

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Certifications

The Fund’s Chief Executive Officer – Finance and Administration is required by NYSE Amex’s Listing Standards to file annually with the Exchange a certification that she is not aware of any violation by the Fund of the Exchange’s Corporate Governance Standards applicable to the Fund. The Fund has filed such certification.

In addition, the Fund’s Chief Executive Officer – Finance and Administration and Chief Financial Officer and Chief Accounting Officer are required by the rules of the U.S. Securities and Exchange Commission to provide certain certifications with respect to the Fund’s Form N-CSR and Form N-CSRS (which include the Fund’s annual and semiannual reports to shareholders) that are filed semiannually with the Commission. The Fund has filed such certifications with its Form N-CSR for the 12 months ended March 31, 2010. Additionally, the Fund expects to file, on or about November 30, 2010, such certifications with its Form N-CSRS for the six months ended September 30, 2010.

42 | Semiannual Report

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Franklin Templeton Funds

Literature Request. *To receive a summary prospectus and/or prospectus, please call us at (800) DIAL BEN/(800) 342-5236 or visit* ***franklintempleton.com.*** *Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information. Please carefully read a prospectus before investing. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.*

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund[1]
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund
Mutual Recovery Fund[2]
Mutual Shares Fund

BLEND

Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH

Franklin DynaTech Fund
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL

Mutual Global Discovery Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL

Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION

Franklin Templeton Corefolio® Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Conservative Allocation Fund[3]
Franklin Templeton Growth Allocation Fund[3]
Franklin Templeton Moderate Allocation Fund[3]
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME

Franklin Adjustable U.S. Government Securities Fund[4]
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund[4]
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund[4]
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME[5]

National

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund[6]

Limited-/Intermediate-Term

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

State-Specific

Alabama
Arizona
California[7]
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts[8]
Michigan[8]
Minnesota[8]
Missouri
New Jersey
New York[7]
North Carolina
Ohio[8]
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust[9]

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.
2. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%–25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
3. Effective 5/1/10, the Franklin Templeton Target Funds changed their name to the Franklin Templeton Allocation Funds. The funds' investment goals and principal investment strategies remained unchanged.
4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.
6. The fund invests primarily in insured municipal securities.
7. These funds are available in three or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and a money market portfolio (CA only).
8. The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/15/09.
9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

07/10

Not part of the semiannual report

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.

Members of the Audit Committee are: Michael Luttig, Frank A. Olson and John B. Wilson.

Item 6. Schedule of Investments.          N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund’s manager Franklin Advisers, Inc. in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the manager.

The manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc.  All proxies received by the Proxy Group will be voted based upon the manager’s instructions and/or policies. The manager votes proxies solely in the interests of the Fund and its shareholders.

To assist it in analyzing proxies, the manager subscribes to RiskMetrics Group (RiskMetrics), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services.   In addition, the manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics’ and/or Glass Lewis’ analyses are thoroughly reviewed and considered in making a final voting decision, the manager does not consider recommendations from RiskMetrics, Glass Lewis or any other third party to be determinative of the manager’s ultimate decision.  As a matter of policy, the officers, directors/trustees and employees of the manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders.  Efforts are made to resolve all conflicts in the interests of the manager’s clients.  Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.  In situations where a material conflict of interest is identified, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis or those of another independent third-party provider of proxy services; or send the proxy directly to the Fund with the manager’s recommendation regarding the vote for approval.  If the conflict is not resolved by the Fund, the Proxy Group may refer the matter, along with the recommended course of action by the manager, if any,  to an interdepartmental Proxy Review Committee (which may include portfolio managers and/or research analysts employed by the manager), for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis or those of another independent third-party provider of proxy services; or send the proxy directly to the Fund.  Where the Proxy Group or the Proxy Review Committee refers a matter to the Fund, it may rely upon the instructions of a representative of the Fund, such as the board or a committee of the board.

Where a material conflict of interest has been identified, but the items on which the manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third-party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the manager rather than sending the proxy directly to the Fund for approval.

To avoid certain potential conflicts of interest, the manager will employ echo voting, if possible, in the following instances:  (1) when the Fund invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the 1940 Act, or pursuant to any SEC exemptive orders therunder; (2) when the Fund invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the Fund’s governing documents or applicable law.  Echo voting means that the investment manager will vote the shares in the same proportion as the vote of all of the other holders of the Fund’s shares.

The recommendation of management on any issue is a factor that the manager considers in determining how proxies should be voted. However, the manager does not consider recommendations from management to be determinative of the manager’s ultimate decision.  As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management.  Each issue, however, is considered on its own merits, and the manager will not support the position of the company's management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Manager’s proxy voting policies and principles  The manager has adopted general proxy voting guidelines, which are summarized below.  These guidelines are not an exhaustive list of all the issues that may arise and the manager cannot anticipate all future situations.  In all cases, each proxy will be considered based on the relevant facts and circumstances.

Board of directors.  The manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors.  The manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The manager may withhold votes from directors who have attended less than 75% of meetings without a valid reason.  While generally in favor of separating Chairman and CEO positions, the manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company’s corporate governance guidelines or provisions and performance.

Ratification of auditors of portfolio companies.  The manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, the manager will examine proposals relating to non-audit relationships and non-audit fees. The manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence.

Management and director compensation.  A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests.  The manager believes that executive compensation should be directly linked to the performance of the company.  The manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature.  The manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the manager will generally oppose “golden parachutes” that are considered to be excessive.  The manager will normally support proposals that require a percentage of directors’ compensation to be in the form of common stock, as it aligns their interests with those of shareholders.

Anti-takeover mechanisms and related issues.  The manager generally opposes anti-takeover measures since they tend to reduce shareholder rights.  However, as with all proxy issues, the manager conducts an independent review of each anti-takeover proposal.  On occasion, the manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders’ interests.  The manager generally supports proposals that require shareholder rights’ plans (“poison pills”) to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support.  In addition, the manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights.  The manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.”  The manager generally supports “fair price” provisions and confidential voting.

Changes to capital structure.  The manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt.  The manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase.  The manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

Mergers and corporate restructuring.  Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and corporate policy issues.  The manager will generally give management discretion with regard to social, environmental and ethical issues, although the manager may vote in favor of those that are believed to have significant economic benefits or implications for the Fund and its shareholders.

Global corporate governance.  Many of the tenets discussed above are applied to the manager’s proxy voting decisions for international investments.  However, the manager must be flexible in these instances and must be mindful of the varied market practices of each region.

The manager will attempt to process every proxy it receives for all domestic and foreign issuers.  However, there may be situations in which the manager cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. If a security is on loan, the manager may determine that it is not in the best interests of the Fund to recall the security for voting purposes.  Also, the manager may abstain from voting under certain circumstances or vote against items such as “Other Business” when the manager is not given adequate information from the company.

Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954)527-7678 or by sending a written request to:  Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention:  Proxy Group.  Copies of the Fund’s proxy voting records are available online at franklintempleton.com and posted on the SEC website at sec.gov.  The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.       N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Limited Duration Income Trust

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

  Date November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ LAURA F. FERGERSON

      Laura F. Fergerson

   Chief Executive Officer –

   Finance and Administration

 Date November 24, 2010

By /s/ GASTON GARDEY

   Gaston Gardey

   Chief Financial Officer and

   Chief Accounting Officer

Date November 24, 2010